Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

5.	VARIABLE INTEREST ENTITIES

5.1	Lessor VIEs
As of December 31, 2025 and 2024, we leased one vessel from CSSC (Hong Kong) Shipping Company Limited (“CSSC entity”) as part of a sale and leaseback agreement. The CSSC entity is a wholly-owned, special purpose vehicle (“Lessor SPV”). We sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter. In June 2023, we entered into the fourth side letter to FLNG Hilli’s sale and leaseback facility which amended the reference rate to a Secured Overnight Financing Rate (“SOFR”) from London Interbank Offered Rate (“LIBOR”), reduced the margin and extended the tenor of the facility by five years to 2033. These amendments did not impact our total bareboat obligations. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

While we do not hold any equity investments in the Lessor SPV, we have determined that we have a variable interest in the Lessor SPV and that the lessor entity, that owns the vessel, is the lessor VIE. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of the lessor VIE and, accordingly, the lessor VIE is consolidated into our financial statements. We did not record any gains or losses from the sale of this vessel as it continued to be reported as a vessel at its original cost in our consolidated financial statements at the time of transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIE is included in non-controlling interests in our consolidated financial statements. As of December 31, 2025 and 2024, the vessel is reported under “Vessels and equipment, net” in our consolidated balance sheets.

The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2025:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2025, are shown below:

(in thousands of $)	2026	2027	2028	2029	2030	2031+
FLNG Hilli (1)	77,600	74,687	71,603	68,605	65,606	136,734
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.
The assets and liabilities of the VIE that most significantly impact our consolidated balance sheets as of December 31, 2025 and 2024, are as follows:

(in thousands of $)	2025	2024
Assets
Restricted cash and short-term deposits (note 13)	11,429	17,472

Liabilities (2)
Accrued expenses (note 20)	(28,845)	(12,244)
Other non-current liabilities (note 22)	(184,000)	(184,000)
Debt:
Current portion of long-term debt and short-term debt (1)	(229,654)	(278,551)
Long-term debt (1)	—	(33,432)
Total debt	(229,654)	(311,983)
(1) Where applicable, these balances are net of deferred financing costs (note 19).
(2) The creditors of the lessor VIE have no recourse to the general credit of Golar.

The most significant impact of the VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Statement of operations
Other financial items, net (note 10)	2,432	4,997	—
Interest expense	14,126	19,989	11,015

Statement of cash flows
Repayments of short-term and long-term debt	(84,429)	(82,804)	(98,242)
Proceeds from short-term debt	—	1,145	—
Financing costs paid	—	—	(3,158)

5.2	Golar Hilli LLC
Golar Hilli LLC (“Hilli LLC”) owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of FLNG Hilli. Hilli LLC's ownership is represented by three classes of units:

•Series A Special Units rank senior to Hilli Common Units and on par with Series B Special Units. They are redeemable upon LTA termination for $1 per unit plus unpaid distributions. “Series A Distributions” reflect incremental cash receipts when Brent linked crude prices exceed $60 per barrel.
•Series B Special Units rank similarly but have no conversion or redemption features. They entitle holders to 95% of vessel expansion capacity distributions, with 5% allocated to Hilli Common Unit holders.
•Hilli Common Units receive distributions only after Series A and B distributions are paid.

Below are the repurchase transactions of the Hilli LLC's non-controlling interests:

•On March 15, 2023, we repurchased 1,230 Hilli Common Units, held by our former affiliate, Golar LNG Partners LP (“Golar Partners”) from NFE in exchange for cash consideration of $100.0 million, our 4.1 million Class A common shares of NFE (“NFE Shares”) with a fair value of $116.9 million and our assumption of distribution rights to these 1,230 Hilli Common Units for the period from January 1, 2023 to March 15, 2023 (which NFE waived) with a fair value of $3.9 million (the “2023 Hilli Buyback”). The 2023 Hilli Buyback was considered an equity transaction and resulted in a loss of $251.2 million in equity.
•On December 23, 2024, we repurchased all remaining non-controlling interest in Hilli LLC, acquiring 134 Hilli Common Units, 268 Series A Special Units and 268 Series B Special Units from affiliates of Seatrium Limited (“Seatrium”, formerly known as Keppel Shipyard Limited) and Black & Veatch Corporation (“B&V”) for a cash consideration of $59.9 million and our assumption of distribution rights to these units for the period from October 1, 2024 to December 23, 2024 (which Seatrium and B&V waived) with a fair value of $2.4 million (the “2024 Hilli Buyback”). The 2024 Hilli Buyback was considered an equity transaction and resulted in a gain of $1.9 million in equity.

•Following our 100% ownership of Hilli LLC, the entity ceased to be a VIE but we continue to consolidate as a voting interest entity.

5.3	Gimi MS Corporation

In April 2019, Gimi MS Corporation (“Gimi MS”) entered into a subscription agreement with First FLNG Holdings ("FFH"), a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, for a 30% share of the FLNG Gimi (the “Subscription Agreement”). Gimi MS was established to construct, own and operate the FLNG Gimi, while FFH subscribed to 30% of Gimi MS's common share capital, equivalent to 30% of the estimated project cost.

Concurrent with the closing of the sale of the common shares, we determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The balances of Gimi MS are consolidated within our consolidated financial statements. The revenues associated with the FLNG Gimi are reflected within our FLNG segment and primarily comprise of sales-type lease revenue and vessel management fees and other revenues under the FLNG segment (note 6 and 7).

The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2025 and 2024, are as follows:

(in thousands of $)	2025	2024
Balance sheet
Current assets	242,722	139,911
Non-current assets	1,643,366	1,795,646
Current liabilities	(112,743)	(186,149)
Non-current liabilities	(1,146,546)	(602,819)

The following cash flow items represent the most significant impacts of Gimi MS on our consolidated statement of cash flows, for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands of $)	2025	2024	2023
Statement of cash flows
Additions to asset under development	201,701	204,997	308,093
Financing costs paid	(19,522)	(1,251)	(1,780)
Proceeds from long-term debt	1,200,000	70,000	95,000
Repayments of long-term debt	(670,833)	(29,167)	—
Proceeds from subscription of equity interest	21,020	45,206	80,021
Cash dividends paid	(675,000)	—	—